HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2019 and December 31, 2018:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Investment properties	$160	$422
Equity accounted investments	223	568
Accounts receivables and other assets	4	14
Assets held for sale	387	1,004
Debt obligations	138	153
Accounts payable and other liabilities	2	10
Liabilities associated with assets held for sale	$140	$163

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Balance, beginning of year	$1,004	$1,433
Reclassification to/(from) assets held for sale, net	3,387	2,382
Disposals	(4,038)	(2,819)
Fair value adjustments	14	81
Foreign currency translation	(5)	(32)
Other	25	(41)
Assets held for sale	$387	$1,004